UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04764
BNY Mellon Opportunistic Municipal Securities Fund
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
4/30
Date of reporting period:
10/31/24
ITEM 1 - Reports to Stockholders
BNY Mellon Opportunistic Municipal Securities Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
October 31, 2024
Class A – PTEBX
This semi-annual shareholder report contains important information about BNY Mellon Opportunistic Municipal Securities Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 39	0.77% *
*	Annualized.
KEY FUND STATISTICS (AS OF 10/31/24 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$ 470	236	10.64%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 10/31/24 )
Sector Allocation (Based on Net Assets)

Airport
12.5%
Education
10.2%
Medical
9.3%
Development
7.3%
Transportation
6.3%
General Obligation
5.2%
Water & Sewer
5.2%
Power
4.5%
Nursing Homes
4.4%
School District
4.1%
Tobacco Settlement
2.9%
Utilities
2.2%
Multifamily Housing
1.2%
Net Other Assets and Liabilities
24.7%

State Allocation (Based on Net Assets)

New York 10.6%
Texas 10.4%
Pennsylvania 6.9%
Illinois 6.7%
California 4.9%
Michigan 4.4%
Colorado 4.0%
Arizona 3.9%
Florida 3.9%
Georgia 3.7%
Washington 3.6%
New Jersey 3.5%
Wisconsin 2.6%
Nevada 2.5%
Ohio 2.4%
Iowa 2.3%
District of Columbia 2.3%
Alabama 2.2%
Louisiana 2.1%
Kentucky 2.0%
U.S. Related 1.9%
South Carolina 1.5%
Tennessee 1.2%
Oregon 1.2%
Virginia 1.1%
Arkansas 1.1%
Minnesota 1.0%
Net Other Assets and Liabilities 6.1%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

For additional information about the Fund, including its prospectus, financial information, portfolio
holdings
and
pro
xy
voting information, please visit
bny.com/investments/literaturecenter
.
© 2024
BNY Mellon Securities Corporation
, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0022SA1024

BNY Mellon Opportunistic Municipal Securities Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
October 31, 2024
Class C – DMBCX
This semi-annual shareholder report contains important information about BNY Mellon Opportunistic Municipal Securities Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 80	1.56% *
*	Annualized.
KEY FUND STATISTICS (AS OF 10/31/24 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$ 470	236	10.64%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 10/31/24 )
Sector Allocation (Based on Net Assets)
State Allocation (Based on Net Assets)
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

For additional information about the Fund, including its prospectus, financial information, portfo
lio
holdi
ngs
and
pr
o
xy
voting information, please visit
bny.com/investments/literaturecenter
.
© 2024
BNY Mellon Securities Corporation
, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0662SA1024

BNY Mellon Opportunistic Municipal Securities Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
October 31, 2024
Class I – DMBVX
This semi-annual shareholder report contains important information about BNY Mellon Opportunistic Municipal Securities Fund (
the
“Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 28	0.54% *
*	Annualized.
KEY FUND STATISTICS (AS OF 10/31/24 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$ 470	236	10.64%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 10/31/24 )
Sector Allocation (Based on Net Assets)
State Allocation (Based on Net Assets)
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

For additional information about the Fund, including its prospectus, financial information, portfolio holdings
and
proxy
voting information, please visit
bny.com/investments/literaturecenter
.
© 2024
BNY Mellon Securities Corporation
, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-4042SA1024

BNY Mellon Opportunistic Municipal Securities Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
October 31, 2024
Class Y – DMBYX
This semi-annual shareholder report contains important information about BNY Mellon Opportunistic Municipal Securities Fund (t he
“Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last
six months
?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$ 25	0.49% *
*	Annualized.
KEY FUND STATISTICS (AS OF
10/31/24
)
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$ 470	236	10.64%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of
10/31/24
)
Sector Allocation (Based on Net Assets)
State Allocation (Based on Net Assets)
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

For additional information about the Fund, including its prospectus, financial information, portfolio
holdings
and
proxy
voting information, please visit
bny.com/investments/literaturecenter
.
© 2024
BNY Mellon Securities Corporation
, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0308SA1024

BNY Mellon Opportunistic Municipal Securities Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
October 31, 2024
Class Z – DMBZX
This semi-annual shareholder report contains important information about BNY Mellon Opportunistic Municipal Securities Fund (
the
“Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last
six months
?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 37	0.73% *
*	Annualized.
KEY FUND STATISTICS (AS OF
10/31/24
)
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$ 470	236	10.64%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
Portfolio Holdings (as of
10/31/24
)
Sector Allocation (Based on Net Assets)
State Allocation (Based on Net Assets)
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

For additional information about the Fund, including its prospectus, financial information, portfolio holdings
and
pro
xy
voting information, please visit
bny.com/investments/literaturecenter
.
© 2024
BNY Mellon Securities Corporation
, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6121SA1024

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

Not applicable.

BNY Mellon Opportunistic Municipal Securities Fund
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
October 31, 2024

Class	Ticker
A	PTEBX
C	DMBCX
I	DMBVX
Y	DMBYX
Z	DMBZX

IMPORTANT NOTICE – CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Reports are now streamlined to highlight key information. Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Opportunistic Municipal Securities Fund
Statement of Investments
October 31, 2024 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 0.4%
Collateralized Municipal-Backed Securities — .4%
Arizona Industrial Development Authority, Revenue Bonds, Ser. 2019-2 A	3.63	5/20/2033	953,413	905,914
Washington Housing Finance Commission, Revenue Bonds, Ser. A1	3.50	12/20/2035	948,674	893,346
				1,799,260
Total Bonds and Notes (cost: $2,101,549)				1,799,260
Long-Term Municipal Investments — 99.9%
Alabama — 2.2%
Birmingham-Jefferson Civic Center Authority, Special Tax Bonds, Ser. B	5.00	7/1/2043	2,500,000	2,559,987
Black Belt Energy Gas District, Revenue Bonds, Refunding, Ser. D1(a)	4.00	6/1/2027	1,000,000	1,010,958
Jefferson County, Revenue Bonds, Refunding	5.25	10/1/2049	1,000,000	1,067,518
Jefferson County, Revenue Bonds, Refunding	5.50	10/1/2053	3,250,000	3,521,162
University of Alabama at Birmingham, Revenue Bonds (Board of Trustees) Ser. B	4.00	10/1/2035	2,000,000	2,031,506
				10,191,131
Arizona — 3.7%
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2038	3,065,000	3,074,780
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	5.25	11/1/2048	2,000,000	2,136,738
Arizona Industrial Development Authority, Revenue Bonds, Refunding (BASIS Schools Projects) Ser. A(b)	5.38	7/1/2050	2,500,000	2,513,043
Glendale Industrial Development Authority, Revenue Bonds, Refunding (Sun Health Services Obligated Group) Ser. A	5.00	11/15/2054	1,500,000	1,424,365
La Paz County Industrial Development Authority, Revenue Bonds (Harmony Public Schools) Ser. A(b)	5.00	2/15/2046	2,000,000	1,991,767
La Paz County Industrial Development Authority, Revenue Bonds (Harmony Public Schools) Ser. A	5.00	2/15/2048	1,000,000	986,102
Maricopa County Industrial Development Authority, Revenue Bonds (Banner Health Obligated Group) Ser. A	5.00	1/1/2041	1,175,000	1,211,057
Maricopa County Industrial Development Authority, Revenue Bonds (Benjamin Franklin Charter School Obligated Group)(b)	6.00	7/1/2038	2,750,000	2,884,015
The Phoenix Arizona Industrial Development Authority, Revenue Bonds, Refunding (BASIS School Projects) Ser. A(b)	5.00	7/1/2046	1,000,000	1,000,213
				17,222,080
Arkansas — 1.1%
Arkansas Development Finance Authority, Revenue Bonds (Sustainable Bond) (U.S. Steel Corp.)	5.70	5/1/2053	4,800,000	5,074,436
California — 4.9%
Alameda Corridor Transportation Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	10/1/2052	2,500,000	2,683,804
California, GO, Refunding	5.00	4/1/2042	650,000	716,254
California, GO, Refunding	5.25	9/1/2047	1,000,000	1,107,432
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. D(a)	5.00	9/1/2032	1,000,000	1,078,894
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. G(a)	5.25	4/1/2030	2,500,000	2,700,482

Statement of Investments (Unaudited) (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.9% (continued)
California — 4.9% (continued)
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2040	400,000	396,281
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Sutter Health Obligated Group) Ser. B	5.00	11/15/2046	1,480,000	1,510,896
California Housing Finance Agency, Revenue Bonds, Ser. 2021-1	3.50	11/20/2035	1,418,118	1,360,936
California Municipal Finance Authority, Revenue Bonds (United Airlines Project)	4.00	7/15/2029	3,675,000	3,673,074
California Municipal Finance Authority, Revenue Bonds, Refunding (HumanGood California Obligated Group) Ser. A	5.00	10/1/2044	2,500,000	2,526,021
California University, Revenue Bonds, Refunding, Ser. B2(a)	0.55	11/1/2026	1,000,000	925,166
Orange County Community Facilities District, Special Tax Bonds (Community Facilities District No. 2021-1) Ser. A	5.00	8/15/2047	1,000,000	1,035,179
San Diego County Regional Airport Authority, Revenue Bonds, Ser. B	4.00	7/1/2046	1,750,000	1,666,627
San Francisco City & County Airport Commission, Revenue Bonds, Refunding (San Francisco International Airport) Ser. B	5.00	5/1/2041	1,500,000	1,514,527
				22,895,573
Colorado — 4.0%
Canyons Metropolitan District No. 5, GO, Refunding (Insured; Build America Mutual) Ser. A	5.00	12/1/2040	600,000	656,721
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Intermountain Healthcare Obligated Group) Ser. A	4.00	5/15/2052	2,000,000	1,907,516
Colorado Health Facilities Authority, Revenue Bonds, Refunding (School Health System) Ser. A	4.00	1/1/2036	2,000,000	2,023,500
Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A	5.00	8/1/2044	1,250,000	1,286,998
Colorado Health Facilities Authority, Revenue Bonds (Children’s Hospital Colorado Obligated Group) Ser. A	5.00	12/1/2041	2,500,000	2,528,641
Colorado Health Facilities Authority, Revenue Bonds (Covenant Retirement Communities)	5.00	12/1/2043	3,280,000	3,321,617
Denver City & County Airport System, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2048	3,000,000	3,047,207
Denver City & County Airport System, Revenue Bonds, Refunding, Ser. A	5.50	11/15/2053	3,000,000	3,236,089
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	5.00	1/15/2031	950,000	1,024,896
				19,033,185
Connecticut — .2%
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Fairfield University) Ser. T	4.00	7/1/2055	1,000,000	928,425
Delaware — .2%
Delaware Economic Development Authority, Revenue Bonds (ACTS Retirement-Life Communities Obligated Group) Ser. B	5.25	11/15/2053	1,000,000	1,033,914
District of Columbia — 2.3%
District of Columbia, Revenue Bonds, Refunding (Children’s Hospital Obligated Group)	5.00	7/15/2035	1,500,000	1,522,719
District of Columbia, Revenue Bonds Ser. A	5.50	7/1/2047	3,000,000	3,328,543
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding (Dulles Metrorail) Ser. B	4.00	10/1/2049	2,500,000	2,307,212
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding	5.00	10/1/2035	1,500,000	1,540,867

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.9% (continued)
District of Columbia — 2.3% (continued)
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding Ser. A	5.00	10/1/2035	1,000,000	1,017,321
Washington Metropolitan Area Transit Authority, Revenue Bonds (Sustainable Bond) Ser. A	4.13	7/15/2047	1,000,000	987,428
				10,704,090
Florida — 3.9%
Broward County Airport System, Revenue Bonds	5.00	10/1/2037	1,560,000	1,596,417
Escambia County, Revenue Bonds	5.00	10/1/2046	2,000,000	2,058,459
Florida Municipal Power Agency, Revenue Bonds, Ser. A	3.00	10/1/2032	1,000,000	929,883
Hillsborough County Aviation Authority, Revenue Bonds (Tampa International Airport)	5.00	10/1/2034	1,000,000	1,066,187
Jacksonville, Revenue Bonds, Refunding (Brooks Rehabilitation Project)	4.00	11/1/2045	1,500,000	1,376,588
Miami Beach Redevelopment Agency, Tax Allocation Bonds, Refunding	5.00	2/1/2033	1,000,000	1,003,120
Miami Beach Stormwater, Revenue Bonds, Refunding	5.00	9/1/2047	2,500,000	2,519,446
Mid-Bay Bridge Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2040	1,000,000	1,005,174
Orange County Health Facilities Authority, Revenue Bonds (Orlando Health Obligated Group) Ser. A	5.00	10/1/2053	2,000,000	2,096,692
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (Baptist Health South Florida Obligated Group)	4.00	8/15/2049	3,305,000	3,124,092
Village Community Development District No. 15, Special Assessment Bonds(b)	5.25	5/1/2054	1,500,000	1,549,600
				18,325,658
Georgia — 3.7%
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project) Ser. A	5.00	7/1/2052	3,250,000	3,375,257
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2055	1,000,000	1,045,014
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project)	5.00	1/1/2037	1,100,000	1,146,339
Georgia Municipal Electric Authority, Revenue Bonds (Insured; Build America Mutual) Ser. A	5.25	1/1/2054	1,995,000	2,157,848
Georgia Ports Authority, Revenue Bonds	4.00	7/1/2052	1,250,000	1,223,028
Main Street Natural Gas, Revenue Bonds, Ser. C(a)	4.00	9/1/2026	3,750,000	3,780,521
Main Street Natural Gas, Revenue Bonds, Ser. B(a)	5.00	6/1/2029	2,000,000	2,119,361
Main Street Natural Gas, Revenue Bonds, Ser. A(a)	5.00	6/1/2030	2,500,000	2,657,429
				17,504,797
Hawaii — .3%
Hawaii Airports System, Revenue Bonds Ser. A	5.00	7/1/2047	1,250,000	1,295,043
Illinois — 6.7%
Chicago Board of Education, Revenue Bonds,	5.00	4/1/2042	1,000,000	1,014,431
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	12/1/2030	1,500,000	1,566,631
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2033	1,000,000	1,037,608
Chicago Board of Education, GO, Ser. A	6.00	12/1/2049	1,000,000	1,082,951
Chicago II, GO, Ser. A	5.00	1/1/2045	1,500,000	1,535,261
Chicago II Wastewater, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	5.00	1/1/2044	1,500,000	1,646,541

Statement of Investments (Unaudited) (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.9% (continued)
Illinois — 6.7% (continued)
Chicago II Waterworks, Revenue Bonds, Refunding, Ser. A	5.00	11/1/2039	1,750,000	1,941,744
Chicago O’Hare International Airport, Revenue Bonds, Refunding Ser. A	5.00	1/1/2034	2,100,000	2,103,939
Chicago O’Hare International Airport, Revenue Bonds, Ser. A	5.50	1/1/2055	1,500,000	1,596,720
Chicago Park District, GO, Refunding, Ser. C	5.00	1/1/2039	1,150,000	1,233,117
Illinois, GO, Refunding, Ser. D	4.00	7/1/2037	1,750,000	1,737,697
Illinois Finance Authority, Revenue Bonds, Refunding (The University of Chicago) Ser. A	4.00	4/1/2050	3,760,000	3,568,961
Illinois Finance Authority, Revenue Bonds, Refunding (OSF Healthcare System Obligated Group) Ser. A	5.00	11/15/2045	1,000,000	1,005,318
Illinois Housing Development Authority, Revenue Bonds (Sustainable Bond) (Insured; GNMA, FNMA, FHLMC) Ser. A	3.00	4/1/2051	1,330,000	1,303,740
Northern Illinois University, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. B	4.00	4/1/2040	1,475,000	1,426,362
Regional Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	6.00	6/1/2025	190,000	193,042
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	4.00	1/1/2038	1,000,000	1,000,303
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	4.00	1/1/2039	1,350,000	1,337,532
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	1/1/2036	3,500,000	3,744,000
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	1/1/2034	1,400,000	1,560,805
				31,636,703
Indiana — .6%
Indiana Finance Authority, Revenue Bonds, Refunding (CWA Authority Project) Ser. 1	4.00	10/1/2036	2,980,000	3,036,913
Iowa — 2.3%
Iowa Finance Authority, Revenue Bonds, Refunding (Iowa Fertilizer Co. Project)	5.00	12/1/2050	2,730,000	3,120,023
Iowa Finance Authority, Revenue Bonds, Refunding (Lifespace Communities Obligated Group) Ser. B	7.25	5/15/2038	2,000,000	2,293,573
Iowa Student Loan Liquidity Corp., Revenue Bonds, Ser. B	5.00	12/1/2030	1,500,000	1,580,731
Iowa Tobacco Settlement Authority, Revenue Bonds, Refunding, Ser. A2	4.00	6/1/2049	2,000,000	1,871,068
Iowa Tobacco Settlement Authority, Revenue Bonds, Refunding, Ser. B1	4.00	6/1/2049	165,000	163,465
PEFA, Revenue Bonds (Gas Project)(a)	5.00	9/1/2026	2,000,000	2,046,338
				11,075,198
Kentucky — 2.0%
Henderson, Revenue Bonds (Pratt Paper Project) Ser. A(b)	4.70	1/1/2052	1,015,000	995,089
Kentucky Economic Development Finance Authority, Revenue Bonds, Refunding (Louisville Arena Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2045	2,000,000	2,053,959
Kentucky Public Energy Authority, Revenue Bonds, Ser. A1(a)	4.00	8/1/2030	1,500,000	1,517,513
Kentucky Public Energy Authority, Revenue Bonds, Refunding, Ser. A1(a)	5.25	2/1/2032	4,500,000	4,889,895
				9,456,456
Louisiana — 2.1%
Louisiana Public Facilities Authority, Revenue Bonds (Franciscan Missionaries of Our Lady Health System Obligated Group) Ser. A	5.00	7/1/2047	1,500,000	1,522,194
Louisiana Public Facilities Authority, Senior Lien Revenue Bonds (Calcasieu Bridge Partners)	5.50	9/1/2059	2,500,000	2,668,107
New Orleans Aviation Board, Revenue Bonds, Ser. B	5.00	1/1/2040	2,175,000	2,175,931

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.9% (continued)
Louisiana — 2.1% (continued)
New Orleans Aviation Board, Revenue Bonds (Parking Facilities Corp.) (Insured; Assured Guaranty Municipal Corp.)	5.00	10/1/2048	1,250,000	1,278,009
New Orleans Aviation Board, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2036	1,135,000	1,182,730
St. John the Baptist Parish, Revenue Bonds, Refunding (Marathon Oil Corp.)(a)	2.20	7/1/2026	1,000,000	977,526
				9,804,497
Maryland — .8%
Maryland Economic Development Corp., Revenue Bonds (Sustainable Bond) (Purple Line Transit Partners) Ser. B	5.25	6/30/2055	2,490,000	2,590,341
Maryland Stadium Authority, Revenue Bonds	4.00	6/1/2049	1,150,000	1,110,007
				3,700,348
Massachusetts — .9%
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Boston Medical Center Corp. Obligated Group)	4.38	7/1/2052	1,000,000	964,730
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2027	1,750,000	1,799,928
Massachusetts Housing Finance Agency, Revenue Bonds, Ser. B	4.50	6/1/2056	1,500,000	1,458,379
				4,223,037
Michigan — 4.4%
Detroit Downtown Development Authority, Tax Allocation Bonds, Refunding (Catalyst Development Project)	5.00	7/1/2048	2,250,000	2,342,259
Detroit Downtown Development Authority, Tax Allocation Bonds, Refunding (Catalyst Development Project)	5.00	7/1/2042	1,500,000	1,606,615
Great Lakes Water Authority, Revenue Bonds, Ser. B	5.00	7/1/2046	3,000,000	3,042,761
Karegnondi Water Authority, Revenue Bonds, Refunding	5.00	11/1/2041	1,000,000	1,022,433
Michigan Finance Authority, Revenue Bonds (Henry Ford Health System Obligated Group) Ser. A	4.00	11/15/2050	1,665,000	1,505,871
Michigan Finance Authority, Revenue Bonds, Refunding (Beaumont- Spectrum)	4.00	4/15/2042	1,425,000	1,393,940
Michigan Finance Authority, Revenue Bonds, (Sustainable Bond) (Henry Ford)	4.38	2/28/2054	1,000,000	961,383
Michigan Housing Development Authority, Revenue Bonds, Ser. A	3.50	12/1/2050	1,165,000	1,157,711
Michigan Strategic Fund, Revenue Bonds (I-75 Improvement Project)	5.00	6/30/2033	3,900,000	4,030,148
Michigan Trunk Line, Revenue Bonds (State Trunk Line Fund Bond)	4.00	11/15/2046	1,090,000	1,073,964
Pontiac School District, GO (Insured; Qualified School Board Loan Fund)	4.00	5/1/2045	1,800,000	1,759,107
Wayne County Airport Authority, Revenue Bonds, Ser. D	5.00	12/1/2045	1,000,000	1,007,549
				20,903,741
Minnesota — 1.0%
Minneapolis-St. Paul Metropolitan Airports Commission, Revenue Bonds, Ser. A	4.00	1/1/2054	2,500,000	2,384,438
Minnesota Agricultural & Economic Development Board, Revenue Bonds (HealthPartners Obligated Group)	5.25	1/1/2054	2,000,000	2,151,485
				4,535,923

Statement of Investments (Unaudited) (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.9% (continued)
Missouri — .9%
Kansas City Industrial Development Authority, Revenue Bonds (Kansas City International Airport) Ser. B	5.00	3/1/2054	3,060,000	3,102,766
The Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (Lutheran Senior Services Obligated Group) Ser. A	5.25	2/1/2054	1,000,000	1,046,914
				4,149,680
Nevada — 2.5%
Clark County, GO, Ser. A	5.00	6/1/2043	5,000,000	5,210,614
Clark County School District, GO, Ser. A	5.00	6/15/2039	5,000,000	5,477,193
Reno, Revenue Bonds, Refunding (Reno Transportation Rail Access Project)	5.00	6/1/2048	1,070,000	1,098,839
				11,786,646
New Hampshire — .3%
New Hampshire Business Finance Authority, Revenue Bonds (University of Nevada Reno Project) (Insured; Build America Mutual) Ser. A	4.00	12/1/2040	515,000	517,257
New Hampshire Business Finance Authority, Revenue Bonds (University of Nevada Reno Project) (Insured; Build America Mutual) Ser. A	4.13	12/1/2043	1,000,000	998,305
				1,515,562
New Jersey — 3.5%
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (Stockton University) Ser. A	5.00	7/1/2041	1,000,000	1,015,987
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, (Inspira Health Obligated Group)	5.00	7/1/2037	1,600,000	1,648,726
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding Ser. AA	4.25	6/15/2044	1,000,000	1,003,193
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. BB	5.00	6/15/2044	2,000,000	2,070,234
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. AA	5.00	6/15/2042	1,500,000	1,634,057
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. BB	5.25	6/15/2050	1,500,000	1,632,052
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. CC(c)	5.50	12/15/2032	1,000,000	1,171,407
New Jersey Turnpike Authority, Revenue Bonds, Ser. B	4.13	1/1/2054	700,000	695,674
South Jersey Transportation Authority, Revenue Bonds	4.63	11/1/2047	1,000,000	1,009,701
Tobacco Settlement Financing Corp , Revenue Bonds, Refunding, Ser. A	5.25	6/1/2046	620,000	637,892
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2046	3,880,000	3,953,680
				16,472,603
New York — 10.6%
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. C1	5.00	11/15/2050	3,000,000	3,109,075
New York, GO, Ser. F1	4.00	3/1/2047	200,000	194,815
New York City Housing Development Corp., Revenue Bonds (Sustainable Bond) (Insured; Federal Housing Administration) Ser. F2(a)	0.60	7/1/2025	980,000	956,883
New York City Municipal Water Finance Authority, Revenue Bonds, Ser. CC1	4.25	6/15/2054	1,355,000	1,344,681
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center Project)(b)	5.00	11/15/2044	2,500,000	2,499,973
New York Liberty Development Corp., Revenue Bonds, Refunding (Goldman Sachs Headquarters)	5.25	10/1/2035	1,000,000	1,148,825
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. E	4.00	3/15/2038	1,400,000	1,426,492

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.9% (continued)
New York — 10.6% (continued)
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	4.38	10/1/2045	2,500,000	2,392,461
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2046	2,500,000	2,486,362
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	1/1/2032	1,500,000	1,533,191
New York Transportation Development Corp., Revenue Bonds (JFK International Airport Terminal)	5.00	12/1/2040	2,000,000	2,078,940
New York Transportation Development Corp., Revenue Bonds (Sustainable Bond) (JFK International Airport Terminal One Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	6/30/2054	2,745,000	2,818,883
New York Transportation Development Corp., Revenue Bonds (Sustainable Bond) (JFK International Airport Terminal One Project) (Insured; Assured Guaranty Municipal Corp.)	5.13	6/30/2060	1,000,000	1,026,390
Tender Option Bond Trust Receipts (Series 2023-XF1639), (New York State Urban Development Corp., Revenue Bonds, Ser. A) Non-Recourse, Underlying Coupon Rate 5.00%(b),(d),(e)	5.93	3/15/2053	10,000,000	10,651,430
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (MTA Bridges & Tunnels) Ser. C2	5.00	11/15/2042	1,500,000	1,562,057
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. C	5.25	5/15/2052	5,000,000	5,393,909
Triborough Bridge & Tunnel Authority, Revenue Bonds, (MTA Bridges & Tunnels) Ser. A	5.25	5/15/2057	2,500,000	2,704,297
Triborough Bridge & Tunnel Authority , Revenue Bonds, Ser. A1	5.25	5/15/2059	5,000,000	5,463,044
Westchester County Local Development Corp., Revenue Bonds, Refunding (Purchase Senior Learning Community Obligated Group)(b)	5.00	7/1/2046	1,000,000	1,008,391
				49,800,099
North Carolina — .9%
Charlotte Airport, Revenue Bonds, Refunding (Charlotte Douglas International) Ser. B	5.00	7/1/2038	1,000,000	1,060,218
North Carolina Medical Care Commission, Revenue Bonds (Twin Lakes Community) Ser. A	5.00	1/1/2038	1,000,000	1,027,538
North Carolina Medical Care Commission, Revenue Bonds (Carolina Meadows Obligated Group)	5.25	12/1/2049	2,145,000	2,308,407
				4,396,163
North Dakota — .3%
University of North Dakota, COP (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	6/1/2046	1,470,000	1,429,191
Ohio — 2.4%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Refunding, Ser. A2	4.00	6/1/2048	7,335,000	6,582,454
Cuyahoga County, Revenue Bonds, Refunding (The MetroHealth System)	5.25	2/15/2047	1,000,000	1,016,300
Hamilton County Sewer System, Revenue Bonds, Ser. A	5.00	12/1/2049	3,350,000	3,628,634
				11,227,388
Oregon — 1.2%
Port of Portland, Revenue Bonds, Refunding, Ser. 28	4.00	7/1/2047	2,250,000	2,137,309
Port of Portland, Revenue Bonds, Refunding (Sustainable Bond) Ser. 29	5.50	7/1/2053	3,250,000	3,512,374
				5,649,683

Statement of Investments (Unaudited) (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.9% (continued)
Pennsylvania — 6.9%
Allentown Neighborhood Improvement Zone Development Authority, Revenue Bonds (City Center Project)(b)	5.00	5/1/2033	2,750,000	2,791,444
Chester County Health & Education Facilities Authority, Revenue Bonds (Main Line Health System Obligated Group) Ser. A	4.00	9/1/2050	2,500,000	2,355,911
Luzerne County Industrial Development Authority, Revenue Bonds, Refunding (Pennsylvania-American Water Co.)(a)	2.45	12/3/2029	1,750,000	1,573,959
Montgomery County Industrial Development Authority, Revenue Bonds, Refunding (ACTS Retirement-Life Communities Obligated Group)	5.00	11/15/2036	3,500,000	3,574,699
Pennsylvania Economic Development Financing Authority, Revenue Bonds (The Penndot Major Bridges) (Insured; Assured Guaranty Municipal Corp.)	5.00	12/31/2057	2,215,000	2,290,468
Pennsylvania Higher Education Assistance Agency, Revenue Bonds, Ser. A	5.00	6/1/2029	1,400,000	1,462,060
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding	5.00	12/1/2043	1,500,000	1,644,596
Pennsylvania Turnpike Commission Oil Franchise, Revenue Bonds, Ser. A	5.00	12/1/2046	3,000,000	3,203,497
Pennsylvania Turnpike Commission Oil Franchise, Revenue Bonds, Ser. B	5.25	12/1/2048	3,000,000	3,129,039
Philadelphia Authority for Industrial Development, Revenue Bonds, (Rebuild Project)	5.00	5/1/2039	2,650,000	2,935,139
Philadelphia Gas Works Co., Revenue Bonds, Ser. A	5.00	8/1/2039	2,000,000	2,224,433
Philadelphia Water & Wastewater, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.50	9/1/2048	1,000,000	1,018,320
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2038	1,000,000	1,042,573
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2044	3,000,000	3,128,208
				32,374,346
Rhode Island — .3%
Rhode Island Health & Educational Building Corp., Revenue Bonds, (Lifespan Obligated Group)	5.25	5/15/2054	1,250,000	1,323,166
South Carolina — 1.5%
Piedmont Municipal Power Agency, Revenue Bonds, Refunding, Ser. D	4.00	1/1/2033	3,000,000	3,037,359
South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper) Ser. A	4.00	12/1/2055	2,000,000	1,797,788
South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper) Ser. B	5.25	12/1/2054	2,000,000	2,147,513
				6,982,660
Tennessee — 1.2%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Revenue Bonds (Belmont University)	5.25	5/1/2048	1,750,000	1,891,148
Tennergy Corp., Revenue Bonds, Ser. A(a)	4.00	9/1/2028	2,000,000	2,017,386
The Metropolitan Nashville Airport Authority, Revenue Bonds, Ser. B	5.50	7/1/2052	1,500,000	1,611,208
				5,519,742
Texas — 10.4%
Arlington Higher Education Finance Corp., Revenue Bonds (BASIS Texas Charter Schools)(b)	4.88	6/15/2059	500,000	489,733
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (IDEA Public Schools) (Insured; Permanent School Fund Guarantee Program)	4.00	8/15/2054	1,000,000	952,282
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (IDEA Public Schools) (Insured; Permanent School Fund Guarantee Program)	5.00	8/15/2031	2,325,000	2,327,967

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.9% (continued)
Texas — 10.4% (continued)
Clifton Higher Education Finance Corp., Revenue Bonds (International Leadership of Texas) Ser. D	5.75	8/15/2033	5,000,000	5,077,263
Corpus Christi Utility System, Revenue Bonds, Refunding, Ser. A	4.00	7/15/2035	1,000,000	1,021,070
Dallas Area Rapid Transit, Revenue Bonds, Refunding, Ser. B	4.00	12/1/2051	1,925,000	1,852,781
Dallas Fort Worth International Airport, Revenue Bonds, Refunding, Ser. B	5.00	11/1/2040	2,500,000	2,720,833
Garland Electric Utility System, Revenue Bonds, Refunding	5.00	3/1/2044	1,500,000	1,555,949
Georgetown Utility System, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.25	8/15/2052	3,000,000	3,193,375
Houston Airport System, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.25	7/1/2053	3,080,000	3,069,695
Houston Airport System, Revenue Bonds (United Airlines) Ser. C	5.00	7/15/2028	1,000,000	1,030,308
Lamar Consolidated Independent School District, GO	4.00	2/15/2053	1,225,000	1,170,161
Love Field Airport Modernization Corp., Revenue Bonds	5.00	11/1/2034	3,500,000	3,530,451
Lower Colorado River Authority, Revenue Bonds, Refunding (LCRA Transmission Services Corp.) Ser. A	4.00	5/15/2049	1,000,000	905,328
Lubbock Electric Light & Power System, Revenue Bonds	5.00	4/15/2048	2,475,000	2,536,495
Mission Economic Development Corp., Revenue Bonds, Refunding (Natgasoline Project)(b)	4.63	10/1/2031	4,175,000	4,177,500
Plano Independent School District, GO	5.00	2/15/2043	1,000,000	1,078,307
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds (CHRISTUS Health Obligated Group) Ser. A(a)	5.00	7/1/2032	1,500,000	1,653,402
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds (Baylor Scott & White Health Obligated Group) Ser. F(a)	5.00	11/15/2030	2,000,000	2,176,459
Texas Municipal Gas Acquisition & Supply Corp. IV, Revenue Bonds, Ser. B(a)	5.50	1/1/2034	2,000,000	2,239,761
University of Texas System Board of Regents, Revenue Bonds, Refunding, Ser. A	4.13	8/15/2054	5,000,000	4,965,967
Waxahachie Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	4.25	2/15/2053	1,000,000	1,004,765
				48,729,852
U.S. Related — 1.9%
Puerto Rico, GO, Ser. A1	5.63	7/1/2027	6,500,000	6,766,731
Puerto Rico, GO, Ser. A1	5.63	7/1/2029	2,000,000	2,152,717
				8,919,448
Utah — .7%
Salt Lake City Airport, Revenue Bonds, Ser. A	5.00	7/1/2034	2,000,000	2,053,343
Utah Telecommunication Open Infrastructure Agency, Revenue Bonds, Refunding	5.50	6/1/2040	1,200,000	1,339,846
				3,393,189
Virginia — 1.1%
Virginia Public Building Authority, Revenue Bonds, Ser. A	4.00	8/1/2039	2,500,000	2,534,476
Virginia Small Business Financing Authority, Revenue Bonds, Refunding, Ser. I	5.00	12/31/2052	1,500,000	1,552,629
Williamsburg Economic Development Authority, Revenue Bonds (William & Mary Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.13	7/1/2058	1,250,000	1,198,627
				5,285,732

Statement of Investments (Unaudited) (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.9% (continued)
Washington — 3.4%
Kitsap County School District No. 100, GO (Insured; School Board Guaranty) Ser. C	5.25	12/1/2047	1,000,000	1,102,062
Port of Seattle, Revenue Bonds, Refunding, Ser. B	4.00	8/1/2047	1,500,000	1,395,958
Port of Seattle, Revenue Bonds, Refunding, Ser. B	5.25	7/1/2042	2,500,000	2,700,205
Tacoma Electric System, Revenue Bonds, Refunding (Sustainable Bond), Ser. A	5.00	1/1/2054	1,250,000	1,330,392
Washington, GO, Ser. B	5.00	2/1/2043	2,710,000	2,951,402
Washington Convention Center Public Facilities District, Revenue Bonds Ser. B	4.00	7/1/2058	2,000,000	1,749,535
Washington Convention Center Public Facilities District, Revenue Bonds	5.00	7/1/2058	2,450,000	2,493,432
Washington Housing Finance Commission, Revenue Bonds, Refunding (Emerald Heights Project) Ser. A	5.00	7/1/2043	1,000,000	1,054,602
Washington Housing Finance Commission, Revenue Bonds, Refunding (Seattle Academy of Arts & Sciences)(b)	6.38	7/1/2063	1,000,000	1,094,484
				15,872,072
Wisconsin — 2.6%
Public Finance Authority, Revenue Bonds, Refunding (Duke Energy Progress) Ser. B(a)	4.00	10/1/2030	2,855,000	2,877,217
Public Finance Authority, Revenue Bonds (Cone Health) Ser. A	5.00	10/1/2052	1,500,000	1,572,781
Public Finance Authority, Revenue Bonds, Refunding (Renown Regional Medical Center) Ser. A	5.00	6/1/2040	2,000,000	2,031,558
Public Finance Authority, Revenue Bonds (Astro Texas Land Project)(b)	5.50	12/15/2028	1,250,000	1,253,959
Public Finance Authority, Revenue Bonds, Ser. 1	5.75	7/1/2062	2,242,355	2,356,455
Wisconsin Hospitals & Clinics, Revenue Bonds (Sustainable Bond) Ser. A	4.25	4/1/2052	1,000,000	983,002
Wisconsin Hospitals & Clinics, Revenue Bonds (Sustainable Bond) Ser. A	5.00	4/1/2049	1,000,000	1,066,089
				12,141,061
Total Long-Term Municipal Investments (cost: $472,536,681)				469,549,431
Total Investments (cost $474,638,230)			100.3%	471,348,691
Liabilities, Less Cash and Receivables			(0.3%)	(1,213,717)
Net Assets			100.0%	470,134,974

COP—Certificate of Participation
FHLMC—Federal Home Loan Mortgage Corporation
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
GO—Government Obligation

(a)	These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2024, these securities amounted to $34,900,641 or 7.4% of net assets.

(c)
These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(d)
 The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

(e)	Collateral for floating rate borrowings. The coupon rate given represents the current interest rate for the inverse floating rate security.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2024 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	474,638,230	471,348,691
Cash		1,114,039
Interest receivable		6,745,370
Receivable for shares of Beneficial Interest subscribed		158,426
Prepaid expenses		53,859
		479,420,385
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		207,156
Payable for inverse floater notes issued—Note 4		7,500,000
Payable for investment securities purchased		1,078,100
Payable for shares of Beneficial Interest redeemed		393,811
Interest and expense payable related to inverse floater notes issued—Note 4		37,679
Trustees’ fees and expenses payable		2,785
Other accrued expenses		65,880
		9,285,411
Net Assets ($)		470,134,974
Composition of Net Assets ($):
Paid-in capital		483,577,263
Total distributable earnings (loss)		(13,442,289)
Net Assets ($)		470,134,974

Net Asset Value Per Share	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	126,254,045	2,791,494	220,017,987	38,257	121,033,191
Shares Outstanding	10,385,091	229,050	18,091,257	3,147	9,955,038
Net Asset Value Per Share ($)	12.16	12.19	12.16	12.16	12.16
See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended October 31, 2024 (Unaudited)

Investment Income ($):
Interest Income	9,190,703
Expenses:
Management fee—Note 3(a)	822,647
Shareholder servicing costs—Note 3(c)	406,446
Interest and expense related to inverse floater notes issued—Note 4	149,519
Professional fees	51,829
Registration fees	47,393
Trustees’ fees and expenses—Note 3(d)	18,472
Prospectus and shareholders’ reports	13,315
Distribution fees—Note 3(b)	11,586
Chief Compliance Officer fees—Note 3(c)	8,714
Loan commitment fees—Note 2	5,022
Custodian fees—Note 3(c)	4,980
Miscellaneous	22,195
Total Expenses	1,562,118
Less—reduction in fees due to earnings credits—Note 3(c)	(7,440)
Net Expenses	1,554,678
Net Investment Income	7,636,025
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(678,866)
Net change in unrealized appreciation (depreciation) on investments	6,701,477
Net Realized and Unrealized Gain (Loss) on Investments	6,022,611
Net Increase in Net Assets Resulting from Operations	13,658,636
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024

Operations ($):
Net investment income	7,636,025	14,441,147
Net realized gain (loss) on investments	(678,866)	(2,223,693)
Net change in unrealized appreciation (depreciation) on investments	6,701,477	2,156,351
Net Increase (Decrease) in Net Assets Resulting from Operations	13,658,636	14,373,805
Distributions ($):
Distributions to shareholders:
Class A	(2,052,691)	(4,400,549)
Class C	(35,851)	(83,888)
Class I	(3,575,216)	(6,071,371)
Class Y	(662)	(1,238)
Class Z	(1,961,374)	(3,888,641)
Total Distributions	(7,625,794)	(14,445,687)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	4,101,171	11,152,842
Class C	12,550	137,329
Class I	36,527,407	85,233,912
Class Z	521,548	1,262,814
Distributions reinvested:
Class A	1,809,010	3,910,657
Class C	35,838	83,700
Class I	3,565,772	6,048,498
Class Z	1,625,215	3,216,668
Cost of shares redeemed:
Class A	(14,097,036)	(36,540,649)
Class C	(770,398)	(1,355,345)
Class I	(21,762,980)	(79,568,979)
Class Z	(5,249,495)	(14,958,949)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	6,318,602	(21,337,502)
Total Increase (Decrease) in Net Assets	12,351,444	(21,449,384)
Net Assets ($):
Beginning of Period	457,783,530	479,232,914
End of Period	470,134,974	457,783,530

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024

Capital Share Transactions (Shares):
Class A(a),(b)
Shares sold	335,301	937,210
Shares issued for distributions reinvested	148,563	328,245
Shares redeemed	(1,154,503)	(3,076,429)
Net Increase (Decrease) in Shares Outstanding	(670,639)	(1,810,974)
Class C(a)
Shares sold	1,024	11,413
Shares issued for distributions reinvested	2,937	7,009
Shares redeemed	(63,288)	(113,293)
Net Increase (Decrease) in Shares Outstanding	(59,327)	(94,871)
Class I
Shares sold	2,991,903	7,154,241
Shares issued for distributions reinvested	292,677	506,960
Shares redeemed	(1,785,292)	(6,679,678)
Net Increase (Decrease) in Shares Outstanding	1,499,288	981,253
Class Y
Class Z(b)
Shares sold	42,602	104,966
Shares issued for distributions reinvested	133,458	269,958
Shares redeemed	(430,453)	(1,251,270)
Net Increase (Decrease) in Shares Outstanding	(254,393)	876,346

(a)	During the period ended October 31, 2024, 2,146 Class C shares representing $26,333 were automatically converted to 2,151 Class A shares.
(b)	During the period ended October 31, 2024, 6,582 Class Z shares representing $80,567 were exchanged for 6,582 Class A shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Six Months Ended October 31, 2024 (Unaudited)	Year Ended April 30,
Class A Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	12.00	11.99	12.17	13.55	12.62	12.93
Investment Operations:
Net investment income(a)	.19	.36	.31	.29	.33	.36
Net realized and unrealized gain (loss) on investments	.16	.01	(.16 )	(1.33)	.96	(.31 )
Total from Investment Operations	.35	.37	.15	(1.04)	1.29	.50
Distributions:
Dividends from net investment income	(.19 )	(.36 )	(.30 )	(.28 )	(.33 )	(.36 )
Dividends from net realized gain on investments	-	-	(.03 )	(.06 )	(.03 )	-
Total Distributions	(.19 )	(.36 )	(.33 )	(.34 )	(.36 )	(.36 )
Net asset value, end of period	12.16	12.00	11.99	12.17	13.55	12.62
Total Return (%)(b)	2.94 (c)	3.15	1.40	(7.92)	10.27	.32
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.78 (d)	.76	.72	.72	.72	.73
Ratio of net expenses to average net assets	.77 (d)	.75	.72	.72	.72	.73
Ratio of interest expense and loan fees to average net assets	.06 (d)	.04	-	-	-	-
Ratio of net investment income to average net assets	3.13 (d)	3.01	2.56	2.14	2.47	2.75
Portfolio Turnover Rate	10.64 (c)	20.10	21.69	9.69	9.40	21.90
Net Assets, end of period ($ x 1,000)	126,254	132,644	154,320	160,455	185,393	145,636

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Not annualized.
(d)	Annualized.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2024 (Unaudited)	Year Ended April 30,
Class C Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	12.03	12.02	12.19	13.58	12.65	12.96
Investment Operations:
Net investment income(a)	.14	.27	.21	.18	.23	.26
Net realized and unrealized gain (loss) on investments	.16	.01	(.14 )	(1.33)	.96	(.31 )
Total from Investment Operations	.30	.28	.07	(1.15)	1.19	(.05 )
Distributions:
Dividends from net investment income	(.14 )	(.27 )	(.21 )	(.18 )	(.23 )	(.26 )
Dividends from net realized gain on investments	-	-	(.03 )	(.06 )	(.03 )	-
Total Distributions	(.14 )	(.27 )	(.24 )	(.24 )	(.26 )	(.26 )
Net asset value, end of period	12.19	12.03	12.02	12.19	13.58	12.65
Total Return (%)(b)	2.52 (c)	2.33	.61	(8.62)	9.39	(.46 )
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.57 (d)	1.55	1.51	1.50	1.51	1.51
Ratio of net expenses to average net assets	1.56 (d)	1.54	1.50	1.50	1.51	1.51
Ratio of interest expense and loan fees to average net assets	.06 (d)	.04	-	-	-	-
Ratio of net investment income to average net assets	2.34 (d)	2.22	1.78	1.36	1.68	1.97
Portfolio Turnover Rate	10.64 (c)	20.10	21.69	9.69	9.40	21.90
Net Assets, end of period ($ x 1,000)	2,791	3,468	4,608	4,688	5,930	4,980

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Not annualized.
(d)	Annualized.
See notes to financial statements.

	Six Months Ended October 31, 2024 (Unaudited)	Year Ended April 30,
Class I Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	12.00	12.00	12.17	13.55	12.62	12.93
Investment Operations:
Net investment income(a)	.21	.39	.34	.31	.36	.39
Net realized and unrealized gain (loss) on investments	.16	.00 (b)	(.15 )	(1.31)	.96	(.30 )
Total from Investment Operations	.37	.39	.19	(1.00)	1.32	.09
Distributions:
Dividends from net investment income	(.21 )	(.39 )	(.33 )	(.32 )	(.36 )	(.40 )
Dividends from net realized gain on investments	-	-	(.03 )	(.06 )	(.03 )	-
Total Distributions	(.21 )	(.39 )	(.36 )	(.38 )	(.39 )	(.40 )
Net asset value, end of period	12.16	12.00	12.00	12.17	13.55	12.62
Total Return (%)	3.07 (c)	3.31	1.64	(7.62)	10.53	.57
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.54 (d)	.52	.49	.48	.49	.48
Ratio of net expenses to average net assets	.54 (d)	.51	.48	.48	.49	.48
Ratio of interest expense and loan fees to average net assets	.06 (d)	.04	-	-	-	-
Ratio of net investment income to average net assets	3.38 (d)	3.26	2.80	2.38	2.71	2.97
Portfolio Turnover Rate	10.64 (c)	20.10	21.69	9.69	9.40	21.90
Net Assets, end of period ($ x 1,000)	220,018	199,137	187,299	123,812	72,900	55,013

(a)	Based on average shares outstanding.
(b)	Amount represents less than $.01 per share.
(c)	Not annualized.
(d)	Annualized.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2024 (Unaudited)	Year Ended April 30,
Class Y Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	12.00	11.99	12.16	13.55	12.62	12.93
Investment Operations:
Net investment income(a)	.21	.39	.34	.32	.36	.40
Net realized and unrealized gain (loss) on investments	.16	.01	(.15 )	(1.33)	.96	(.31 )
Total from Investment Operations	.37	.40	.19	(1.01)	1.32	.09
Distributions:
Dividends from net investment income	(.21 )	(.39 )	(.33 )	(.32 )	(.36 )	(.40 )
Dividends from net realized gain on investments	-	-	(.03 )	(.06 )	(.03 )	-
Total Distributions	(.21 )	(.39 )	(.36 )	(.38 )	(.39 )	(.40 )
Net asset value, end of period	12.16	12.00	11.99	12.16	13.55	12.62
Total Return (%)	3.10 (b)	3.44	1.65	(7.69)	10.54	.57
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.49 (c)	.48	.48	.46	.49	.47
Ratio of net expenses to average net assets	.49 (c)	.47	.47	.46	.49	.47
Ratio of interest expense and loan fees to average net assets	.06 (c)	.04	-	-	-	-
Ratio of net investment income to average net assets	3.42 (c)	3.30	2.81	2.40	2.72	3.00
Portfolio Turnover Rate	10.64 (b)	20.10	21.69	9.69	9.40	21.90
Net Assets, end of period ($ x 1,000)	38	38	38	38	43	40

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
See notes to financial statements.

	Six Months Ended October 31, 2024 (Unaudited)	Year Ended April 30,
Class Z Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	12.00	11.99	12.17	13.55	12.62	12.93
Investment Operations:
Net investment income(a)	.20	.37	.31	.29	.34	.37
Net realized and unrealized gain (loss) on investments	.16	.01	(.15 )	(1.32)	.96	(.31 )
Total from Investment Operations	.36	.38	.16	(1.03)	1.30	.06
Distributions:
Dividends from net investment income	(.20 )	(.37 )	(.31 )	(.29 )	(.34 )	(.37 )
Dividends from net realized gain on investments	-	-	(.03 )	(.06 )	(.03 )	-
Total Distributions	(.20 )	(.37 )	(.34 )	(.35 )	(.37 )	(.37 )
Net asset value, end of period	12.16	12.00	11.99	12.17	13.55	12.62
Total Return (%)	2.97 (b)	3.19	1.36	(7.80)	10.32	.37
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.73 (c)	.72	.68	.67	.67	.67
Ratio of net expenses to average net assets	.73 (c)	.70	.67	.67	.67	.67
Ratio of interest expense and loan fees to average net assets	.06 (c)	.04	-	-	-	-
Ratio of net investment income to average net assets	3.17 (c)	3.06	2.60	2.19	2.52	2.81
Portfolio Turnover Rate	10.64 (b)	20.10	21.69	9.69	9.40	21.90
Net Assets, end of period ($ x 1,000)	121,033	122,497	132,969	143,446	169,455	164,045

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
BNY Mellon Opportunistic Municipal Securities Fund (the “fund”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), is a diversified open-end management investment company. The fund’s investment objective is to seek to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Insight North America LLC (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $250,000 or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class Z shares are sold at net asset value per share to certain shareholders of the fund. Class Z shares generally are not available for new accounts and bear Shareholder Services Plan fees. Class I, Class Y and Class Z shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
As of October 31, 2024, MBC Investments Corporation, an indirect subsidiary of BNY, held all of the outstanding Class Y shares of the fund.
The fund accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to the series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The fund’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in municipal securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Municipal investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service is engaged under the general oversight of the Board. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the funds calculate their net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
The following is a summary of the inputs used as of October 31, 2024 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Municipal-Backed Securities	—	1,799,260	—	1,799,260
Municipal Securities	—	469,549,431	—	469,549,431
Liabilities ($)
Other Financial Instruments:
Inverse Floater Notes††	—	(7,500,000)	—	(7,500,000)

†	See Statement of Investments for additional detailed categorizations, if any.
††	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.
(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date.
(c) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
risks might affect companies world-wide.
Municipal Securities Risk: The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state, territory or possession of the United States in which the fund invests may have an impact on the fund’s share price. Any credit impairment could adversely impact the value of their bonds, which could negatively impact the performance of the fund.
(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended October 31, 2024, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2024, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended April 30, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The fund has an unused capital loss carryover of $10,285,435 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to April 30, 2024. The fund has $2,103,639 of short-term capital losses and $8,181,796 of long-term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2024 were as follows: tax-exempt income $14,445,687. The tax character of current year distributions will be determined at the end of the current fiscal year.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended October 31, 2024, the fund did not borrow under either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .35% of the value of the fund’s average daily net assets and is payable monthly.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .168% of the value of the fund’s average daily net assets.
During the period ended October 31, 2024, the Distributor retained $48 from commissions earned on sales of the fund’s Class A shares and $1,328 from CDSC fees on redemptions of the fund’s Class A shares.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended October 31, 2024, Class C shares were charged $11,586 pursuant to the Distribution Plan.
(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets and Class Z shares reimburse the Distributor at an annual rate of .20% of the value of its average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2024, Class A, Class C and Class Z shares were charged $164,111, $3,862, and $123,738, respectively, pursuant to the Shareholder Services Plan.
The fund has arrangements with BNY Mellon Transfer, Inc., (the “Transfer Agent”) and The Bank of New York Mellon (the “Custodian”), both a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent and Custodian fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, and custody net earnings credits, if any, as an expense offset in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agent and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended October 31, 2024, the fund was charged $35,133 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $2,460.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended October 31, 2024, the fund was charged $4,980 pursuant to the custody agreement. These fees were offset by earnings credits of $4,980.
The fund compensates the Custodian, under a shareholder redemption draft processing agreement, for providing certain services related to the fund’s check writing privilege.  During the period ended October 31, 2024, the fund was charged $2,238 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.
During the period ended October 31, 2024, the fund was charged $8,714 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statements of Operations.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $140,416, Distribution Plan fees of $1,802, Shareholder Services Plan fees of $48,409, Custodian fees of $2,175, Chief Compliance Officer fees of $1,353 and Transfer Agent fees of $13,001.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, during the period ended October 31, 2024, amounted to $55,027,757 and $48,983,293, respectively.
Inverse Floater Securities:The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.
The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.
The average amount of borrowings outstanding under the inverse floater structure during the period ended October 31, 2024, was approximately $7,500,000, with a related weighted average annualized interest rate of 3.95%.
At October 31, 2024, accumulated net unrealized depreciation on investments was $3,289,539, consisting of $6,509,015 gross unrealized appreciation and $9,798,554 gross unrealized depreciation.
At October 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A

© 2024 BNY Mellon Securities Corporation
Code-0022NCSRSA1024

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Opportunistic Municipal Securities Fund

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: December 18, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: December 18, 2024

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: December 18, 2024

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)